Concentration of major customers and suppliers - Accounts receivable (Details) - Accounts Receivable [Member] - customer	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Concentration Risk [Line Items]
Number of customers	3	3
Credit Concentration Risk [Member] | Customer one
Concentration Risk [Line Items]
Concentration risk percentage	42.00%	46.00%
Credit Concentration Risk [Member] | Customer two
Concentration Risk [Line Items]
Concentration risk percentage	20.00%	31.00%
Credit Concentration Risk [Member] | Customer three
Concentration Risk [Line Items]
Concentration risk percentage	18.00%	20.00%